American Fidelity Assurance Company and American Fidelity Separate Account A (File no. 811-01764) hereby incorporate by reference the annual report for the underlying fund named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:	Vanguard® Variable Insurance Fund Fund/Portfolio Name: Total Stock Market Index Portfolio
File #:	811-05962
CIK #:	0000857490
Accession #:	0000932471-15-005687
Date of Filing:	02/27/15

This annual report is for the period ended December 31, 2014 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to David M. Robinson at (405) 523-5869.